Restricted Cash (Details) - Schedule of company’s restricted cash - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of company’s restricted cash [Abstract]
Restricted cash in banks and other financial institutions	$ 16,986,667
Restricted cash in other guaranteed creditors	8,888,889
Total	$ 25,875,556	$ 15,233,933